Supplemental Cash Flow Information - Supplementary Cash Flow Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of cash flows, additional disclosures [Abstract]
Property, plant and equipment in accounts payable	$ 910	$ 1,721
Right-of-use asset additions	1,340	2,445
Capitalized borrowing costs	0	2,136
Amortization of prepaids	33,511	32,120
Interest paid	27,725	34,157
Interest received	$ 379	$ 2,198